SCHEDULE OF LINE OF CREDIT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Lines of credit	$ 4,414,245
Qishang Bank [Member]
Line of Credit Facility [Line Items]
Lines of credit	1,576,516	$ 2,000,000.0
Bohai Bank [Member]
Line of Credit Facility [Line Items]
Lines of credit	2,049,471	$ 2,000,000.0
Spd Bank [Member]
Line of Credit Facility [Line Items]
Lines of credit	$ 788,258